COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
COMMITMENTS AND CONTINGENCIES
Total rental expense under all operating leases	$ 3,315,000	20,568,000	19,806,000	15,621,000
Future minimum lease payments under non-cancelable operating leases in relation to office premises
2015	3,100,000	19,233,000
2016	2,784,000	17,276,000
2017	1,100,000	6,824,000
Total	6,984,000	43,333,000
Purchase Commitments
Outstanding purchase commitments in relation to bandwidth and cloud infrastructure	$ 66,260,000	411,116,000